Debentures (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Debentures

Description	Additional information	Annual charges	2018	2017
1st issue	(a)	CDI + Interest from 2.0%	261,199	419,236
2nd issue	(b)	CDI + Interest from 2.0%	705,187	649,743

Total			966,386	1,068,979

Current			966,386	—
Non-current			—	1,068,979

Schedule of Aggregation of Debentures

The breakdown of the debentures is as follows:

	1st issue	2nd issue	Transaction costs	Total
Balances at 2016	906,729	761,307	(2,407)	1,665,629
Interest	117,879	97,037	—	214,916
Debt acknowledgement instrument	(356,514)	—	—	(356,514)
Transaction costs	—	—	2,407	2,407
Repayment	(199,086)	(166,881)	—	(365,967)
Discount	(49,772)	(41,720)	—	(91,492)

Balances at 2017	419,236	649,743	—	1,068,979
Interest	25,815	55,444	—	81,259
Debt acknowledgement instrument	(183,852)	—	—	(183,852)

Balances at 2018	261,199	705,187	—	966,386